CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2022 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,058,490)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(7,714)
Change in fair value of warrant liability	(72,693)
Changes in operating assets and liabilities:
Prepaid expenses	3,348
Accounts payable and accrued expenses	488,883
Net cash used in operating activities	(646,666)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(492,136)
Cash withdrawn from Trust Account in connection with redemption	148,079,821
Net cash provided by investing activities	147,587,685
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	1,130,412
Redemption of ordinary shares	(148,079,821)
Net cash used in financing activities	(146,949,409)
Net Change in Cash	(8,390)
Cash - Beginning of period	$ 8,390